Lease Commitments (Future Minimum Rental Payments) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
2016	$ 56.6
2017	47.0
2018	44.7
2019	41.7
2020	35.2
Thereafter	80.0
Total	305.2
Minimum payment recorded again the facility	67.1
Minimum sublease rentals	60.3
Due In Next Fiscal Year [Member]
Minimum sublease rentals	$ 14.1